Asset Retirement Obligations - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Asset Retirement Obligations
Estimated cost of closure	$ 3,614
Surety bond as financial assurance	$ 3,450
Keeley-Frontier patents
Asset Retirement Obligations
Ownership interest	50.00%